EXHIBIT 99.3

John Deere Owner Trust 2016-B

Servicer’s Certificate

$243,600,000 Class A-1 0.64000% Asset Backed Notes due August 15, 2017

$221,000,000 Class A-2 1.09% Asset Backed Notes due February 15, 2019

$220,000,000 Class A-3 1.25% Asset Backed Notes due June 15, 2020

$70,610,000 Class A-4 1.49% Asset Backed Notes due May 15, 2023

$19,362,916 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Sep-16
Actual Payment Date (A/360)				15-Sep-16
Collection Period Begin Date				27-Jun-16
Collection Period End Date				28-Aug-16
Days in accrual period (30/360)				48
Days in accrual period (ACT/360)				50

(1)	Total Distribution Amount:			$59,906,130.42
	(a)	Total cash receipts during the month:		$58,781,008.29
	(b)	Administrative repurchases during the month:		$1,123,979.30
	(c)	Investment earnings on cash accounts:		$1,142.83
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$1,044,665.20
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$216,533.33
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$321,186.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$366,666.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$140,278.53
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$54,104,354.69
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$54,104,354.69
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$54,104,354.69

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$55,149,019.89

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,745,729.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$3,457,376.73
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$3,457,376.73
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$3,457,376.73
	(e)	Ending Balance (after giving effect to all distributions):	$7,745,729.00
	(f)	Specified Reserve Account Balance:	$7,745,729.00

(7)	Servicing Fee:		$1,299,633.80
	(a)	Amount of Servicing Fee earned:	$1,299,633.80
	(b)	Amount of Servicing Fee paid:	$1,299,633.80
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$3,457,376.73

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$738,576,187.66

	(b)	Note Value as of the end of the related Collection Period:	$720,468,561.57

	(c)	Number of Accounts at the end of the related Collection Period:	17,434

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$189,495,645.31
		(ii) Class A-1 Note Pool Factor:	0.7778967

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$221,000,000.00
		(ii) Class A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$220,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$70,610,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$19,362,916.00
		(ii)	Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$860,353.21
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(16)		(i)	Aggregate amount of net losses for the collection period:	$0.00
		(ii)	Cumulative amount of net losses:	$0.00
		(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	$0.00

(17)		(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.52%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:		17,737
	(b)	Number of loans at the end of the period:		17,434
	(c)	Weighted average remaining term on receivables:		37.02291305
	(d)	Prepayment amount - monthly:		$14,048,298.40
	(e)	Prepayment amount - life-to-date:		$14,048,298.40
	(f)	Weighted average APR of the pool assets:		2.21%
	(g)	Pool Factor:		0.928724342

(19)	(a)	Delinquency Trigger:		14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:		0.52%
	(c)	Delinquency Trigger Occurred: Y/N		N